UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Investment Services
Address: 7412 Calumet Avenue

         Hammond, IN  46324

13F File Number:  28-12835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Hathoot
Title:     Chief Compliance Officer
Phone:     219-852-3215

Signature, Place, and Date of Signing:

     Thomas J. Hathoot     Hammond, IN     November 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     $121,136 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100  1589.61    30429          SOLE                    23613        0     6816
ADVANCE AUTO PARTS INC         COM              00751Y106  2643.82    45055          SOLE                    35135        0     9920
AEROPOSTALE                    COM              007865108   845.97    36386          SOLE                    29264        0     7122
AFLAC INC                      COM              001055102  3543.57    68527          SOLE                    53767        0    14760
AMERISOURCEBERGEN CORP         COM              03073E105   3607.4   117658          SOLE                    91110        0    26548
ANAREN INC                     COM              032744104  1966.69   117135          SOLE                    93180        0    23955
APAC CUSTOMER SERVICES INC     COM              00185E106  1353.44   239125          SOLE                   199850        0    39275
APPLE INC                      COM              037833100  2347.18     8272          SOLE                     6407        0     1865
BIG LOTS INC                   COM              089302103   2260.5    67985          SOLE                    54205        0    13780
BMC SOFTWARE INC               COM              055921100  2743.12    67765          SOLE                    53790        0    13975
BUCKEYE TECHNOLOGIES INC       COM              118255108    286.1    19450          SOLE                    13300        0     6150
CATO CORP NEW                  CL A             149205106   263.65     9852          SOLE                     7340        0     2512
CHEVRON CORP NEW               COM              166764100   229.37     2830          SOLE                     2830        0        0
COMCAST CORP NEW               CL A             20030N101  2572.57   142288          SOLE                   116129        0    26159
CONTINUCARE CORP               COM              212172100   229.63    54675          SOLE                    40925        0    13750
CSX CORP                       COM              126408103  2212.26    39990          SOLE                    32130        0     7860
DIRECTV                        COM CL A         25490A101  4161.95    99975          SOLE                    79875        0    20100
DORMAN PRODUCTS INC            COM              258278100  2185.44    70910          SOLE                    56310        0    14600
EBIX INC                       COM NEW          278715206  2851.75   121610          SOLE                    96470        0    25140
EXXON MOBIL CORP               COM              30231G102   344.41     5574          SOLE                     4274        0     1300
EZCORP INC                     CL A NON VTG     302301106  2381.45   118835          SOLE                    94935        0    23900
GAMESTOP CORP NEW              CL A             36467W109  1576.58    79989          SOLE                    68444        0    11545
HEWLETT PACKARD CO             COM              428236103  2377.55    56514          SOLE                    44876        0    11638
INTEL CORP                     COM              458140100  2389.99   124479          SOLE                   100896        0    23583
INTERNATIONAL BUSINESS MACHS   COM              459200101  4112.05    30654          SOLE                    24471        0     6183
ISHARES TR                     BARCLYS 1-3YR CR 464288646  5761.25    54845          SOLE                    43948        0    10897
ISHARES TR                     BARCLYS INTER CR 464288638   5639.9    52023          SOLE                    41185        0    10838
ISHARES TR                     IBOXX INV CPBD   464287242   686.72     6072          SOLE                     4190        0     1882
JO-ANN STORES INC              COM              47758P307  1511.13    33920          SOLE                    26955        0     6965
JOHNSON & JOHNSON              COM              478160104   553.54     8933          SOLE                     6766        0     2167
JPMORGAN CHASE & CO            COM              46625H100  1945.74    51123          SOLE                    41838        0     9285
LABORATORY CORP AMER HLDGS     COM NEW          50540R409  2107.17    26867          SOLE                    22077        0     4790
LINCOLN EDL SVCS CORP          COM              533535100  1006.46    69845          SOLE                    60015        0     9830
LUBRIZOL CORP                  COM              549271104  3318.55    31315          SOLE                    25820        0     5495
MAGELLAN HEALTH SVCS INC       COM NEW          559079207  2015.49    42665          SOLE                    33725        0     8940
MANTECH INTL CORP              CL A             564563104  1550.73    39160          SOLE                    32180        0     6980
MEADOWBROOK INS GROUP INC      COM              58319P108   1679.1   187190          SOLE                   152830        0    34360
METROPCS COMMUNICATIONS INC    COM              591708102  3207.24   306620          SOLE                   251380        0    55240
MICROSOFT CORP                 COM              594918104  2139.96    87381          SOLE                    70135        0    17246
NETSCOUT SYS INC               COM              64115T104   220.68    10760          SOLE                     7485        0     3275
NEWMARKET CORP                 COM              651587107  1708.61    15030          SOLE                    12505        0     2525
NEWMONT MINING CORP            COM              651639106  2976.36    47386          SOLE                    37826        0     9560
NU SKIN ENTERPRISES INC        CL A             67018T105   283.39     9840          SOLE                     8075        0     1765
PHILIP MORRIS INTL INC         COM              718172109   358.07     6392          SOLE                     6182        0      210
PROCTER & GAMBLE CO            COM              742718109   223.38     3725          SOLE                     1875        0     1850
RESEARCH IN MOTION LTD         COM              760975102  2685.49    55155          SOLE                    45400        0     9755
ROGERS COMMUNICATIONS INC      CL B             775109200  3617.07    96635          SOLE                    75505        0    21130
ROSS STORES INC                COM              778296103   2522.7    46152          SOLE                    36937        0     9215
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206   247.23     4100          SOLE                        0        0     4100
SIRONA DENTAL SYSTEMS INC      COM              82966C103  1946.88    54020          SOLE                    44040        0     9980
STRYKER CORP                   COM              863667101  2016.83    40296          SOLE                    32323        0     7973
TJX COS INC NEW                COM              872540109  1265.74    28360          SOLE                    22345        0     6015
TRAVELERS COMPANIES INC        COM              89417E109  3212.43    61659          SOLE                    50255        0    11404
TRIQUINT SEMICONDUCTOR INC     COM              89674K103  1632.96   170100          SOLE                   141890        0    28210
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827  3286.32    40199          SOLE                    34789        0     5410
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835  1999.62    24190          SOLE                    19551        0     4639
VARIAN MED SYS INC             COM              92220P105  4258.59    70390          SOLE                    55685        0    14705
WAL MART STORES INC            COM              931142103   235.75     4405          SOLE                     3705        0      700
WORLD ACCEP CORP DEL           COM              981419104  2239.13    50705          SOLE                    40475        0    10230